Cover	Jun. 26, 2023
Cover [Abstract]
Entity Registrant Name	UPEXI, INC.
Entity Central Index Key	0001775194
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Jun. 26, 2023
Entity File Number	333-25526
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	83-3378978
Entity Address Address Line 1	17129 US Hwy 19 N
Entity Address City Or Town	Clearwater
Entity Address State Or Province	FL
Entity Address Postal Zip Code	33764
City Area Code	701
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	353-5425